BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Energy & Resources Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 1, 2018 to the Funds’

Statement of Additional Information

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Manager” is revised as follows:

The heading and first paragraph are deleted in their entirety and replaced with the following:

Information Regarding the Portfolio Managers

Alastair Bishop and Mark Hume are the portfolio managers and are jointly and primarily responsible for the day-to-day management of All-Cap Energy & Resources.

Alastair Bishop and Ruth Brooker are the portfolio managers and are jointly and primarily responsible for the day-to-day management of Energy & Resources.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

Other Funds and Accounts Managed

The following tables set forth information about the funds and accounts other than the Fund for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2017.

All-Cap Energy & Resources

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alastair Bishop	7 $3.22 Billion	9 $3.72 Billion	2 $0.09 Million	0 $0	2 $8.26 Million	1 $0.09 Million
Mark Hume*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided for Mr. Hume is as of January 31, 2018.

Energy & Resources

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alastair Bishop	7 $3.12 Billion	9 $3.72 Billion	2 $0.09 Million	0 $0	2 $8.26 Million	1 $0.09 Million
Ruth Brooker*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided for Ms. Brooker is as of January 31, 2018.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is amended to add the following:

Information for Mr. Hume and Ms. Brooker is as of January 31, 2018.

The last sentence of the first paragraph of the sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

With respect to these portfolio managers, such benchmarks for the Funds and other accounts are: MSCI World SMID Energy Index total return (net); Wilshire 5000 Modified Energy Index, Equal Weighted; Morningstar Commodities Broad Basket; Morningstar Sector Equity Energy; Morningstar Sector Equity Alternative Energy; LIPPER Global Natural Resources Funds; LIPPER Natural Resources Funds; Euromoney Mining Index - expressed in GBP; FTSE Gold Mining Index (GBP); MSCI ACWI ex SEL CTY ENERGY + METALS & MIN SW (Client Specific); NYSE Arca Gold Miners Index EUR Net Total Return; Euromoney Global Mining Index (Close); MSCI All Country (Developed & Emerging) Metals & Mining Index; Morningstar Sector Equity Natural Resources; Morningstar Sector Equity Precious Metals; 50% HSBCMINGBP / 50% MSW_NTGBP Index, in GBP; E_GMO Historical Performance Shell; FTSE Gold Mining Index - expressed in AUD (Price); E_GF Historical Performance Shell; S&P Global Natural Resources Index - In GBP; LIPPER Natural Resources Funds; and Morningstar Sector Equity Natural Resources.

The last sentence of the sub-section entitled “Other Compensation Benefits — Incentive Savings Plans” is deleted in its entirety and replaced with the following:

Messrs. Bishop and Hume and Ms. Brooker are eligible to participate in these plans.

The table in the sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Alastair Bishop	All-Cap Energy & Resources Energy & Resources	$10,001-$50,000 $10,001-$50,000
Mark Hume*	All-Cap Energy & Resources	None
Ruth Brooker*	Energy & Resources	None

*	Information provided for Mr. Hume and Ms. Brooker is as of January 31, 2018.

The last two sentences of the first paragraph of the sub-section entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Bishop and Hume and Ms. Brooker may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Bishop and Hume and Ms. Brooker may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-19065-0318SUP

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